Significant Accounting Policies - Recent Accounting Pronouncements, Accounts Receivable Trade (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Trade [Abstract]
Allowance for doubtful accounts	$ 33	$ 15